UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices)(Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:	(888) 345-1898

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2020

Item 1. Schedule of Investments.

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS (100.22%)	Shares	Fair Value
Australia (27.45%)
Airport Services (1.24%)
Sydney Airport	36,000	$200,260

Biotechnology (3.18%)
CSL Ltd.	2,500	514,231

Diversified Support Services (1.35%)
Brambles Ltd.	26,265	219,403

Environmental & Facilities Services (0.67%)
Cleanaway Waste Management Ltd. - ADR	80,000	108,058

Gas Utilities (1.39%)
APA Group	30,000	225,285

Health Care Equipment (2.95%)
Cochlear Ltd.	3,000	477,855

Health Care Facilities (0.65%)
Ramsay Health Care Ltd.	2,000	105,217

Health Care Services (3.68%)
Sonic Healthcare Ltd.	28,382	594,977

Human Resource & Employment Services (1.85%)
SEEK Ltd.	20,000	299,883

Integrated Oil & Gas (0.35%)
Origin Energy Ltd.	10,331	55,894

Internet & Direct Marketing Retail (1.37%)
Webjet Ltd.	28,500	221,024

Internet Software & Services (1.54%)
carsales.com Ltd.	21,849	248,725

Marine Ports & Services (1.16%)
Qube Holdings Ltd.	82,415	187,880

Oil & Gas Exploration & Production (0.89%)
Senex Energy Ltd.(a)	700,000	144,937

Packaged Foods & Meats (1.19%)
Freedom Foods Group Ltd.	60,000	192,123

Paper Packaging (1.15%)
Orora Ltd.	86,821	185,368

Property & Casualty Insurance (1.15%)
QBE Insurance Group Ltd.	20,401	185,735

Retail REITs (1.27%)
Scentre Group Ltd.	80,000	205,291

Steel (0.42%)
Coronado Global Resources, Inc. - CDI	50,000	67,229

Total Australia		4,439,375
New Zealand (72.77%)
Air Freight & Logistics (7.51%)
Freightways Ltd.	103,540	574,276
Mainfreight Ltd.	24,000	640,709
		1,214,985
Biotechnology (0.38%)
Pacific Edge Ltd.(a)	800,000	60,765

Distillers & Vintners (1.90%)
Delegat Group Ltd.	41,456	306,507

Diversified Banks (2.03%)
Heartland Group Holdings Ltd.	272,619	328,169

Drug Retail (0.95%)
Green Cross Health Ltd.	181,796	153,005

Electric Utilities (7.38%)
Infratil Ltd.	264,478	923,459
Mercury NZ Ltd.	80,000	269,518
		1,192,977

Electronic Equipment & Instruments (2.92%)
ikeGPS Group Ltd.(a)	831,366	472,830

Health Care Equipment (2.70%)
Fisher & Paykel Healthcare Corporation Ltd.	29,221	437,118

Health Care Facilities (6.89%)
Arvida Group Ltd.	430,000	510,170
Ryman Healthcare Ltd.	57,000	604,310
		1,114,480
Home Furnishing Retail (2.86%)
Briscoe Group Ltd.	183,520	462,468

Hotels Resorts & Cruise Lines (3.12%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	505,042

Industrial Machinery (1.49%)
Skellerup Holdings Ltd.	150,000	241,425

Marine Ports & Services (21.06%)
Marsden Maritime Holdings Ltd.	81,425	365,791
Port of Tauranga Ltd.	55,000	268,031
South Port New Zealand Ltd.	578,896	2,771,466
		3,405,288
Oil & Gas Refining & Marketing (3.07%)
New Zealand Refining Company Ltd.	345,157	362,601
Z Energy Ltd.	47,000	134,600
		497,201
Other Diversified Financial Services (0.54%)
Turners Automotive Group Ltd.	50,000	87,731

Packaged Foods & Meats (4.22%)
New Zealand King Salmon Investments Ltd.	145,000	209,566
Sanford Ltd.	93,406	473,155
		682,721
Property & Casualty Insurance (0.56%)
TOWER Ltd.(a)	200,000	90,180

Renewable Electricity (3.19%)
Meridian Energy Ltd.	150,000	515,474

Total New Zealand		11,768,366

Total Common Stocks/Investments (Cost $9,579,677)		16,207,741

Liabilities in Excess of Other Assets (-0.22%)	(35,027)

NET ASSETS — 100.00%	$16,172,714

(a)	Non-income producing security.

ADR	- American Depositary Receipt
CDI	- Chess Depositary Interest
REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS (90.19%)	Shares	Fair Value
Botswana (0.02%)
Food Retail (0.02%)
Choppies Enterprises Ltd.(a)(b)	121,810	$568

Egypt (3.92%)
Diversified Banks (2.46%)
Commercial International Bank Egypt SAE	12,250	64,435

Health Care Services (1.46%)
Integrated Diagnostics Holdings plc	8,700	38,280

Total Egypt		102,715
Netherlands (1.93%)
Internet & Direct Marketing Retail (1.93%)
Prosus N.V.(a)	700	50,644

South Africa (84.32%)
Agricultural Products (0.90%)
Crookes Brothers Ltd.(a)	8,000	23,457

Airlines (1.60%)
Comair Ltd.	227,570	42,016

Apparel Retail (1.30%)
Mr. Price Group Ltd.	3,000	34,017

Asset Management & Custody Banks (1.55%)
Coronation Fund Managers Ltd.	14,500	40,592

Automotive Retail (1.30%)
Combined Motor Holdings Ltd.	15,000	20,936
Motus Holdings Ltd. - ADR	2,400	13,080
		34,016
Cable & Satellite (5.33%)
MultiChoice Group Ltd.(a)	3,500	24,908
Naspers Ltd., N Shares	700	114,811
		139,719

Coal & Consumable Fuels (0.93%)
Exxaro Resources Ltd.	3,000	24,349

Construction & Engineering (1.24%)
Murray & Roberts Holdings Ltd.	9,000	6,443
Wilson Bayly Holmes-Ovcon Ltd.	3,000	25,951
		32,394
Distributors (0.31%)
Imperial Holdings Ltd. - ADR	2,400	8,160

Diversified Banks (16.12%)
Capitec Bank Holdings Ltd.	2,850	255,717
Nedbank Group Ltd.	4,000	52,179
Standard Bank Group Ltd. - ADR	10,800	114,480
		422,376
Diversified Chemicals (1.93%)
Sasol Ltd. - ADR	3,200	50,464

Food Distributors (2.68%)
Bid Corporation Ltd.	3,167	70,135

Food Retail (2.36%)
Shoprite Holdings Ltd. - ADR	7,900	61,778

Gold (4.77%)
AngloGold Ashanti Ltd. - ADR	3,000	61,080
Gold Fields Ltd. - ADR	10,000	64,000
		125,080
Health Care Facilities (1.78%)
Mediclinic International plc	9,562	46,631

Human Resource & Employment Services (0.61%)
Adcorp Holdings Ltd.	20,000	15,997

Industrial Conglomerates (2.19%)
Bidvest Group Ltd.	4,167	57,493

Life & Health Insurance (7.83%)
Clientele Ltd.	90,000	88,302
Discovery Ltd.	9,000	70,174
Momentum Metropolitan Holdings	35,000	46,634
		205,110

Marine (0.85%)
Grindrod Ltd.	70,000	22,396

Other Diversified Financial Services (9.10%)
Alexander Forbes Group Holdings Ltd.	100,000	34,726
FirstRand Ltd.	14,300	55,092
PSG Group Ltd.	10,400	148,517
		238,335
Packaged Foods & Meats (4.69%)
Astral Foods Ltd.	4,000	53,085
Oceana Group Ltd.	5,362	22,570
Pioneer Foods Group Ltd.	4,000	29,034
Tiger Brands Ltd.	1,400	18,383
		123,072
Paper Products (1.07%)
Sappi Ltd.(a)	11,000	27,956

Pharmaceuticals (0.89%)
Aspen Pharmacare Holdings Ltd.(a)	3,000	23,203

Precious Metals & Minerals (6.23%)
Anglo American Platinum Ltd.	800	63,961
Impala Platinum Holdings Ltd.(a)	10,500	99,030
		162,991
Technology Distributors (0.75%)
Alviva Holdings Ltd.	20,700	19,523

Trading Companies & Distributors (1.02%)
Barloworld Ltd.	4,300	26,769

Trucking (1.13%)
Value Group Ltd.	87,364	29,698

Wireless Telecommunication Services (3.86%)
MTN Group Ltd. - ADR	10,000	54,150
Vodacom Group Ltd.	6,000	46,891
		101,041
Total South Africa		2,208,768

Total Common Stocks (Cost $2,601,601)		2,362,695

EXCHANGE-TRADED FUNDS - 7.94%

Global X MSCI Nigeria ETF	5,550	77,254

VanEck Vectors Africa Index ETF	6,795	130,736

Total Exchange-Traded Funds Cost ($315,139)		207,990

MONEY MARKET FUNDS (1.51%)

Federated Government Obligations Fund, Institutional Class, 1.45%(c)	39,582	39,582

Total Money Market Funds (Cost $39,582)		39,582

Total Investments (99.64%) (Cost $2,956,322)		2,610,267

Other Assets in Excess of Liabilities (0.36%)		9,345

NET ASSETS — 100.00%		$2,619,612

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.02% of the Fund's net assets.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS (100.02%)	Shares	Fair Value
Japan (100.02%)
Air Freight & Logistics (2.78%)
Kintetsu World Express, Inc.	4,000	$63,788
Yamato Holdings Company Ltd.	7,000	112,092
		175,880
Automobile Manufacturers (2.19%)
Toyota Motor Corporation - ADR	1,000	138,840

Brewers (2.43%)
Kirin Holdings Company Ltd.	7,000	153,736

Building Products (2.00%)
Daikin Industries Ltd.	900	126,815

Construction & Engineering (4.49%)
Kajima Corporation	12,850	163,018
Taihei Dengyo Kaisha Ltd.	3,000	62,518
Takada Corporation	6,000	58,493
		284,029
Consumer Electronics (4.43%)
Sony Corporation - ADR	4,000	280,720

Distributors (0.99%)
Yamae Hisano Company Ltd.	5,200	62,815

Diversified Real Estate Activities (4.69%)
Mitsui Fudosan Company Ltd.	3,000	79,456
Sumitomo Realty & Development Company Ltd.	4,000	147,260
Tokyu Fudosan Holdings Corporation	10,000	70,493
		297,209
Drug Retail (1.97%)
Sugi Holdings Company Ltd.	2,500	125,254

Electrical Components & Equipment (1.10%)
Nidec Corporation - ADR	2,200	69,828

Electronic Components (3.11%)
ALPS Electric Company Ltd.	3,000	53,858
Murata Manufacturing Company Ltd.	1,000	56,614

Taiyo Yuden Company Ltd.	3,000	86,504
		196,976
Electronic Equipment & Instruments (2.41%)
Hitachi Ltd.	4,000	152,349

Food Retail (1.02%)
Maxvalu Kyushu Company Ltd.	3,000	64,326

Health Care Equipment (6.75%)
CYBERDYNE, Inc.(a)	14,000	67,529
Terumo Corporation	10,000	359,954
		427,483
Health Care Supplies (14.55%)
Asahi Intecc Company Ltd.	23,000	633,705
Hoya Corporation	3,000	287,114
		920,819
Household Products (3.24%)
Unicharm Corporation	6,000	205,340

Industrial Machinery (5.43%)
FANUC Corporation	900	163,916
Meidensha Corporation	5,600	103,965
SMC Corporation - ADR	3,500	75,985
		343,866
IT Consulting & Other Services (4.99%)
INES Corporation	5,000	72,530
NTT Data Corporation	9,000	126,424
Otsuka Corporation	3,000	116,984
		315,938
Life & Health Insurance (4.26%)
Dai-ichi Life Holdings, Inc.	11,000	163,252
T&D Holdings, Inc.	10,000	106,592
		269,844
Marine (0.62%)
Kawasaki Kisen Kaisha Ltd.(a)	3,000	39,558

Other Diversified Financial Services (1.61%)
ORIX Corporation	6,000	101,353

Pharmaceuticals (2.98%)
Sosei Group Corporation(a)	10,800	188,735

Railroads (12.06%)
East Japan Railway Company	1,500	132,076

Hankyu Hanshin Holdings, Inc.	4,400	178,516
Keikyu Corporation	6,500	119,650
Keio Corporation	3,600	205,919
Tobu Railway Company Ltd.	3,600	126,816
		762,977
Regional Banks (0.42%)
Nishi-Nippon Financial Holdings, Inc.	4,000	26,374

Retail REITs (1.91%)
Fukuoka REIT Corporation	70	121,078

Soft Drinks (1.66%)
Coca-Cola Bottlers Japan Holdings, Inc.	4,000	105,283

Specialized Finance (1.12%)
Kyushu Leasing Service Company Ltd.	13,000	71,234

Specialty Chemicals (2.70%)
JSR Corporation	3,000	53,433
Nippon Shokubai Company Ltd.	2,000	117,260
		170,693
Trucking (2.11%)
Daiichi Koutsu Sangyo Company Ltd.	7,200	55,831
Nippon Express Company Ltd.	1,500	78,163
		133,994

Total Common Stocks (Cost $3,965,552)		6,333,346

MONEY MARKET FUNDS (0.04%)

Federated Government Obligations Fund, Institutional Class, 1.45%(b)	2,383	2,383

Total Money Market Funds (Cost $2,383)		2,383

Total Investments (100.06%) (Cost $3,967,935)		6,335,729

Liabilities in Excess of Other Assets (-0.06%)		(3,500)

NET ASSETS — 100.00%		$6,332,229

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS (100.01%)	Shares	Fair Value
Austria (0.31%)
Integrated Oil & Gas (0.31%)
OMV AG - ADR	1,000	$50,000

Belgium (2.06%)
Biotechnology (2.06%)
Galapagos NV - ADR(a)	1,500	334,320

Chile (1.58%)
Brewers (1.58%)
Cia Cervecerias Unidas SA - ADR	14,401	256,626

Denmark (0.77%)
Diversified Banks (0.77%)
Danske Bank A/S - ADR	15,000	125,025

France (2.32%)
Diversified Chemicals (2.32%)
Arkema SA - ADR	4,130	376,573

Germany (3.27%)
Automobile Manufacturers (0.62%)
Porsche Automobil Holding SE - ADR	15,000	100,575

Industrial Conglomerates (2.65%)
Siemens AG - ADR	7,000	430,780

Total Germany		531,355
India (2.82%)
Diversified Banks (2.82%)
HDFC Bank Ltd. - ADR	8,000	458,240

Israel (4.24%)
Application Software (4.24%)
Nice Ltd.(a)	4,000	689,200

Japan (7.16%)
Consumer Electronics (2.16%)
Sony Corporation - ADR	5,000	350,900

Electrical Components & Equipment (2.93%)
Nidec Corporation - ADR	15,000	476,100

Tires & Rubber (2.07%)
Bridgestone Corporation - ADR	19,000	335,597

Total Japan		1,162,597
Mexico (1.03%)
Broadcasting (1.03%)
Grupo Televisa SA - ADR	15,000	166,800

Netherlands (3.90%)
Diversified Banks (0.67%)
ING Groep N.V. - ADR	10,000	108,700

Personal Products (3.23%)
Unilever N.V. - ADR	9,000	524,520

Total Netherlands		633,220
Norway (2.69%)
Multi-Line Insurance (2.69%)
Gjensidige Forsikring ASA - ADR	20,000	436,112

Panama (0.90%)
Airlines (0.90%)
Copa Holdings, SA, Class A	1,500	146,940

South Africa (1.16%)
Food Retail (1.16%)
Shoprite Holdings Ltd. - ADR	24,000	187,680

Switzerland (6.31%)
Packaged Foods & Meats (3.22%)
Nestlé SA - ADR	4,750	523,735

Pharmaceuticals (3.09%)
Roche Holding AG - ADR	12,000	501,600

Total Switzerland		1,025,335

United Kingdom (11.56%)
Distillers & Vintners (2.72%)
Diageo plc - ADR	2,800	442,260

Integrated Oil & Gas (3.07%)
BP plc - ADR	13,816	499,172

Pharmaceuticals (4.86%)
AstraZeneca plc - ADR	8,000	389,600
GlaxoSmithKline plc - ADR	8,500	397,800
		787,400
Publishing (0.91%)
Pearson plc - ADR	20,000	148,400

Total United Kingdom		1,877,232
United States (47.93%)
Air Freight & Logistics (1.40%)
United Parcel Service, Inc., Class B	2,200	227,744

Automotive Retail (2.48%)
Group 1 Automotive, Inc.	4,000	403,080

Broadcasting (0.51%)
Beasley Broadcast Group, Inc., Class A	22,000	83,050

Communications Equipment (1.90%)
KVH Industries, Inc.(a)	30,000	308,700

Construction Machinery & Heavy Trucks (3.81%)
Miller Industries, Inc.	18,000	619,380

Diversified Banks (2.92%)
JPMorgan Chase & Company	2,100	277,956
Wells Fargo & Company	4,161	195,317
		473,273
Gas Utilities (1.36%)
Northwest Natural Holdings Company	3,000	220,140

Health Care Supplies (1.72%)
Dentsply Sirona, Inc.	5,000	280,000

Home Entertainment Software (1.33%)
Electronic Arts, Inc.(a)	2,000	215,840

Household Products (2.69%)
Procter & Gamble Company (The)	3,500	436,170

Integrated Oil & Gas (1.65%)
Chevron Corporation	2,500	267,850

Life Sciences Tools & Services (3.86%)
Thermo Fisher Scientific, Inc.	2,000	626,380

Movies & Entertainment (2.55%)
Walt Disney Company (The)	3,000	414,930

Packaged Foods & Meats (0.66%)
Cal-Maine Foods, Inc.	3,000	107,070

Railroads (3.85%)
Norfolk Southern Corporation	3,000	624,630

Regional Banks (0.83%)
Umpqua Holdings Corporation	8,000	135,200

Semiconductors (4.16%)
Intel Corporation	3,500	223,755
Skyworks Solutions, Inc.	4,000	452,600
		676,355
Systems Software (1.57%)
Microsoft Corporation	1,500	255,345

Technology Hardware Storage & Peripherals (8.68%)
Apple, Inc.	3,000	928,531
NetApp, Inc.	9,000	480,600
		1,409,131
Total United States		7,784,268

Total Common Stocks (Cost $10,329,384)		16,241,523

MONEY MARKET FUNDS (0.32%)

Federated Government Obligations Fund, Institutional Class, 1.45%(b)	52,090	52,090

Total Money Market Funds (Cost $52,090)		52,090

Total Investments (100.33%) (Cost $10,381,474)		16,293,613

Liabilities in Excess of Other Assets (-0.33%)	(54,087)

NET ASSETS — 100.00%	$16,239,526

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS (95.17%)	Shares	Fair Value
Agricultural Products (0.23%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	6,432	$28,914

Airport Services (1.98%)
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,300	250,627

Building Products (3.14%)
Lennox International, Inc.	1,700	396,066

Construction & Engineering (1.01%)
Kajima Corporation - ADR	10,000	127,650

Construction Materials (7.18%)
James Hardie Industries plc - ADR	25,000	525,000
Summit Materials, Inc., Class A(a)	8,535	187,514
Tecnoglass, Inc.	25,634	194,049
		906,563
Diversified Real Estate Activities (1.14%)
Lend Lease Group - ADR	11,900	144,353

Diversified REITs (6.79%)
STORE Capital Corporation	7,600	298,300
Washington Real Estate Investment Trust	6,000	182,640
WP Carey, Inc.	4,470	376,016
		856,956
Health Care REITs (1.26%)
Ventas, Inc.	2,750	159,115

Home Improvement Retail (2.39%)
Lowe's Companies, Inc.(b)	2,600	302,224

Homebuilding (7.94%)
Cyrela Brazil Realty SA - ADR	22,000	161,700
D.R. Horton, Inc.(b)	5,000	296,000
Lennar Corporation, Class A(b)	4,000	265,440
NVR, Inc.(a)	50	190,849
Toll Brothers, Inc.	2,000	88,720
		1,002,709

Hotel & Resort REITs (3.04%)
Host Hotels & Resorts, Inc.	7,717	126,096
Ryman Hospitality Properties, Inc.	3,024	257,131
		383,227
Hotels Resorts & Cruise Lines (2.97%)
InterContinental Hotels Group plc	6,103	374,663

Industrial Machinery (0.95%)
Techtronic Industries Company Ltd. - ADR	3,000	120,360

Industrial REITs (6.34%)
EastGroup Properties, Inc.	1,200	163,284
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	259,084
Prologis, Inc.	2,000	185,760
STAG Industrial, Inc.	6,000	193,440
		801,568
IT Consulting & Other Services (1.38%)
InterXion Holding N.V.(a)	2,000	174,060

Mortgage REITs (5.22%)
Granite Point Mortgage Trust, Inc.	12,000	219,480
Ladder Capital Corporation	9,342	171,426
Redwood Trust, Inc.	15,192	267,834
		658,740
Office REITs (5.03%)
Alexandria Real Estate Equities, Inc.	1,850	301,920
Boston Properties, Inc.	1,450	207,858
Douglas Emmett, Inc.	3,000	124,500
		634,278
Real Estate Operating Companies (0.53%)
IRSA Inversiones y Representaciones SA - ADR(a)	5,046	26,845
IRSA Propiedades Comerciales SA - ADR	3,140	40,035
		66,880
Regional Banks (2.22%)
Regions Financial Corporation	18,000	280,260

Residential REITs (4.44%)
AvalonBay Communities, Inc.	1,300	281,697
Essex Property Trust, Inc.	900	278,784
		560,481
Retail REITs (1.77%)
National Retail Properties, Inc.	4,000	224,000

Specialized REITs (22.91%)
American Tower Corporation, Class A	2,500	579,350
Charter Hall Education Trust	83,076	193,549
Crown Castle International Corporation	2,000	299,680
CyrusOne, Inc.	5,200	316,420
Digital Realty Trust, Inc.	2,141	263,322
Extra Space Storage, Inc.	2,500	276,700
Gladstone Land Corporation	9,700	128,331
Global Self Storage, Inc.	26,000	108,940
Iron Mountain, Inc.	7,200	227,592
SBA Communications Corporation, Class A	2,000	499,120
		2,893,004
Thrifts & Mortgage Finance (3.90%)
FS Bancorp, Inc.	4,731	258,881
Harleysville Financial Corporation	8,675	234,138
		493,019
Trading Companies & Distributors (1.41%)
Foundation Building Materials, Inc.(a)	10,000	178,300

Total Common Stocks (Cost $6,999,635)		12,018,017

EXCHANGE-TRADED FUNDS (1.64%)

Invesco China Real Estate ETF	8,500	206,635

Total Exchange-Traded Funds Cost ($144,153)		206,635

MONEY MARKET FUNDS (4.54%)

Federated Government Obligations Fund, Institutional Class, 1.45%(c)	572,661	572,661

Total Money Market Funds (Cost $572,661)		572,661

Total Investments (101.35%) (Cost $7,716,449)		12,797,313

Liabilities in Excess of Other Assets (-1.35%)		(170,261)

NET ASSETS — 100.00%		$12,627,052

(a)	Non-income producing security.
(b)	Subject to call options written.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2020.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

January 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (-0.96%)
D.R. Horton, Inc.	(50)	$(296,000)	$55.00	January 2021	$(43,500)
Lennar Corporation, Class A	(40)	(265,440)	60.00	January 2021	(45,800)
Lowe's Companies, Inc.	(26)	(302,224)	115.00	January 2021	(31,590)

Total Written Options (Premiums Received $82,526)					$(120,890)

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2020 the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$7,242,795	$465,181	$2,603,348	$6,406,670	$5,134,894
Gross unrealized depreciation	(614,731)	(811,236)	(253,241)	(523,576)	(124,258)
Net unrealized appreciation (depreciation) on investments	$6,628,064	$(346,055)	$2,350,107	$5,883,094	$5,010,636
Tax cost of investments	$9,579,677	$2,956,322	$3,985,622	$10,410,519	$7,665,787

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

January 31, 2020

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds - The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$-	$16,207,741	$-	$16,207,741
Total	$-	$16,207,741	$-	$16,207,741

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$2,349,047	$13,080	$568	(b)	$2,362,695
Exchange-Traded Funds	207,990	-	-		207,990
Money Market Funds	39,582	-	-		39,582
Total	$2,596,619	$13,080	$568		$2,610,267

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$489,388	$5,843,958	$-	$6,333,346
Money Market Funds	2,383	-	-	2,383
Total	$491,771	$5,843,958	$-	$6,335,729

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$15,805,511	$436,012	$-	$16,241,523
Money Market Funds	52,090	-	-	52,090
Total	$15,857,601	$436,012	$-	$16,293,613

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$11,873,664	$144,353	$-	$12,018,017
Exchange-Traded Funds	206,635	-	-	206,635
Money Market Funds	572,661	-	-	572,661
Total	$12,652,960	$144,353	$-	$12,797,313

(a)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b)	Consists of the holding: Choppies Enterprises Ltd.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Written Options	$(77,390)	$(43,500)	$-	$(120,890)

The fair valued security (Level 3) held in the Africa Fund consisted of Choppies Enterprises Ltd., a food retail company domiciled in Botswana. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange and a fair value determination of $568 as of January 31, 2020. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following is a summary of the Africa Fund’s Level 3 reconciliation as of January 31, 2020:

Africa Fund
Balance as of October 31, 2019	$564
Realized gain/(loss)	-
Change in unrealized appreciation (depreciation)	4
Balance as of January 31, 2020	$568

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar, President

Date	3/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar, President

Date	3/26/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	3/25/2020